Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001552000
Registrant Name	MPLX LP
Registration File Number	333-271922
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES